Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance	$ 799	$ 958
Securities transferred to Level 2 during period	704
Realized loss included in operations		(34)
Unrealized gain included in other comprehensive income	25	(125)
Securities available for sale, end of balance	120	799
Fair Value, Inputs, Level 1 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 1 [Member] | State and municipal obligations [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities		0
Fair Value, Inputs, Level 2 [Member] | Wholly Owned Properties [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 3 [Member] | US Treasury [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury [Member]
Assets
Total assets	500	502
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | State and municipal obligations [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	60,176	56,125
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | State and municipal obligations [Member]
Assets
Total assets	38,686	55,425
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Assets
Total assets	3,292	1,407
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	6,162	4,415
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	192	233
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury [Member]
Assets
Total assets		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | State and municipal obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Assets
Total assets	120	799
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | US Treasury [Member]
Assets
Total assets	500	502
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	60,176	56,125
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | State and municipal obligations [Member]
Assets
Total assets	38,686	55,425
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Assets
Total assets	3,412	2,206
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	6,162	4,415
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	192	233
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Loans held for sale [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Servicing Contracts [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Loans held for sale [Member]
Assets
Total assets	21,113	7,556
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Servicing Contracts [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Loans held for sale [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	1,200	2,453
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	3,556	4,235
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Servicing Contracts [Member]
Assets
Total assets	3,221	2,489
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Loans held for sale [Member]
Assets
Total assets	21,113	7,556
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	1,200	2,453
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Wholly Owned Properties [Member]
Assets
Total assets	3,556	4,235
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Servicing Contracts [Member]
Assets
Total assets	$ 3,221	$ 2,489